Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Legacy ESS Common Stock	Series C-2 Redeemable Convertible Preferred Stock	Common Stock	Common Stock Legacy ESS Common Stock	Common Stock Series C-2 Redeemable Convertible Preferred Stock	Common Stock Warrants	Common Stock Warrants Legacy ESS Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Legacy ESS Common Stock	Additional Paid-In Capital Series C-2 Redeemable Convertible Preferred Stock	Accumulated Deficit	Previously Reported	Previously Reported Common Stock	Previously Reported Common Stock Warrants	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Deficit	Retroactive application of recapitalization	Retroactive application of recapitalization Common Stock	Retroactive application of recapitalization Common Stock Warrants	Retroactive application of recapitalization Additional Paid-In Capital	Retroactive application of recapitalization Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2019	0												32,865,949					(32,865,949)
Balance at beginning of period at Dec. 31, 2019	$ 0												$ 34,372					$ (34,372)
Balance at end of period (in shares) at Dec. 31, 2020	0
Balance at end of period at Dec. 31, 2020	$ 0
Balance at beginning of period (in shares) at Dec. 31, 2019				58,810,346,000										7,060,668,000					51,749,678,000
Balance at beginning of period at Dec. 31, 2019	$ 2,214			$ 6			$ 153		$ 35,129			$ (33,074)	$ (32,158)	$ 1	$ 153	$ 762	$ (33,074)	$ 34,372	$ 5	$ 0	$ 34,367	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options (in shares)	108,999			108,999,000
Issuance of common stock upon exercise of options	$ 7								7
Stock-based compensation expense	310								310
Net loss	(30,419)											(30,419)
Balance at end of period (in shares) at Dec. 31, 2020				58,919,345,000
Balance at end of period at Dec. 31, 2020	$ (27,888)			$ 6			153		35,446			(63,493)
Balance at end of period (in shares) at Dec. 31, 2021	0
Balance at end of period at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options (in shares)	2,496,070			13,112,000	2,482,958,000
Issuance of common stock upon exercise of options	$ 7	$ 664							7	$ 664
Shares issued (in shares)				5,746,003,000
Value of share issued	29,516			$ 1					29,515
Issuance of common stock upon exercise of warrants (in shares)				955,374,000	3,398,214,000
Issuance of common stock upon exercise of warrants	15,130	$ 26,185						$ (153)	15,130	$ 26,338
Issuance of Legacy ESS Series C-2 Redeemable Convertible Preferred Stock upon exercise of C-2 Purchase Right and warrant (in shares)						29,153,806,000
Issuance of Legacy ESS Series C-2 Redeemable Convertible Preferred Stock upon exercise of C-2 Purchase Right and warrant			$ 238,483			$ 3					$ 238,480
Net business Combination and PIPE Financing (in shares)				35,495,281,000
Net Business Combination and PIPE Financing	128,917			$ 4					128,913
Issuance of common stock upon achievement of earnout (in shares)				15,674,965,000
Issuance of common stock upon achievement of earnout	263,340			$ 2					263,338
Stock-based compensation expense	7,922								7,922
Net loss	(477,117)											(477,117)
Balance at end of period (in shares) at Dec. 31, 2021				151,839,058,000
Balance at end of period at Dec. 31, 2021	$ 205,159			$ 16			$ 0		$ 745,753			$ (540,610)